Segmented Information and Economic Dependence (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of operating segments [abstract]
Summary of Geographical Segments

The Company’s revenues are allocated to geographic regions for the year ended April 30, 2023 and 2022 as follows:

	Years ended April 30,
(in thousands)	2023 $	2022 $
United States of America	9,365	6,816
Europe	9,450	9,429
Canada	618	572
Australia	630	1,540
Other	602	1,007
	20,665	19,364

The Company’s non-current assets are allocated to geographic regions as of April 30, 2023 and 2022 as follows:

	April 30, 2023 $	April 30, 2022 $
North America - Corporate	89	76
North America	1,025	1,481
Belgium	40,406	41,355
Netherlands	19,501	13,265
	61,021	56,177

Geographic segmentation of the Company’s net income (loss) for the year ended April 30, 2023 and 2022 is as follows:

	Years ended April 30,
(in thousands)	2023 $	2022 $
North America - Corporate	(8,422)	(9,340)
North America	(12,601)	(11,424)
Belgium	(7,024)	(215)
Netherlands	1,487	4,270
	(26,560)	(16,709)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the year ended April 30, 2023 and 2022 is as follows:

	Years ended April 30,
Interest and accretion (in thousands)	2023 $	2022 $
North America - Corporate	39	258
North America	19	51
Belgium	20	3
Netherlands	318	107
	396	419

	Years ended April 30,
Amortization and depreciation (in thousands)	2023 $	2022 $
North America - Corporate	14	56
North America	720	778
Belgium	2,543	—
Netherlands	3,408	2,935
	6,685	3,769

Summary of Revenues Allocated According to Revenue Types

The Company’s revenues are allocated according to revenue types for the year ended April 30, 2023 and 2022 as follows:

	Years ended April 30,
(in thousands)	2023 $	2022 $
Project revenue	18,677	17,356
Product sales revenue	1,747	1,652
Cryostorage revenue	241	356
	20,665	19,364